Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to DiDi Global Inc.	¥ 493,512	$ 69,510	¥ (23,783,321)	¥ (49,343,664)
Accretion of convertible redeemable non-controlling interests to redemption value	(995,685)	(140,240)	(898,649)	(687,617)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	¥ (502,173)	$ (70,730)	¥ (24,681,970)	¥ (50,031,281)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding* (in shares)	1,224,576,751	1,224,576,751	1,210,979,609	657,996,437
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	¥ (0.41)	$ (0.06)	¥ (20.38)	¥ (76.04)
- Diluted | (per share)	¥ (0.41)	$ (0.06)	¥ (20.38)	¥ (76.04)
Share Options, Share options, restricted shares and RSUs
Net loss per share attributable to ordinary shareholders
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	24,830,144	24,830,144	18,207,585	34,268,859
Preferred shares
Net loss per share attributable to ordinary shareholders
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share				467,932,258